POST-EMPLOYMENT BENEFITS - Conciliation of the present value of the defined benefit obligations (Details) - Present value of the defined benefit obligations - Other post-employment benefit obligations - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Post-Employments
Amount of actuarial obligations at the beginning of the year	R$ 315,429	R$ 253,212
Subsidiaries held for sale	(33,733)
Current service cost	10,827	10,547
Interest on actuarial obligation	26,577	26,597
Benefits paid in the year	(256,038)	(211,441)
Write off health plan	(14,523)
Loss on actuarial obligations arising from remeasurement	197,668	236,515
Actuarial losses arising from changes in demographic assumptions	17,567	10,753
Actuarial losses arising from changes in financial assumptions	70,303	24,243
Actuarial losses arising from experience adjustments	109,798	201,518
Present value of actuarial obligations at the end of the year	R$ 246,207	R$ 315,429